UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: July 31

Date of reporting period: October 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET SHORT TERM YIELD FUND

FORM N-Q

OCTOBER 31, 2016

Notes to Schedule of Investments (unaudited)

Investments in Short Term Yield Portfolio, at value $28,031.

1. Organization and significant accounting policies

Western Asset Short Term Yield Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Short Term Yield Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objective as the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (0.05% at October 31, 2016) in the net assets of the Portfolio.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Schedule of Investments, which are included elsewhere in this report.

SHORT TERM YIELD PORTFOLIO

Schedule of investments (unaudited)	October 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 28.8%
CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.9%
Nissan Motor Acceptance Corp., Senior Notes	1.385%	3/3/17	$500,000	$500,880	(a)(b)

ENERGY - 3.0%
Oil, Gas & Consumable Fuels - 3.0%
Chevron Corp., Senior Notes	0.987%	11/15/17	300,000	300,351	(a)
Exxon Mobil Corp., Senior Notes	1.622%	3/1/19	875,000	883,526	(a)
Shell International Finance BV, Senior Notes	1.387%	11/10/18	335,000	337,426	(a)
Shell International Finance BV, Senior Notes	1.266%	5/11/20	248,000	248,402	(a)

TOTAL ENERGY				1,769,705

FINANCIALS - 23.0%
Banks - 17.9%
Bank of America N.A., Senior Bonds	1.208%	5/8/17	300,000	300,240	(a)
Bank of Montreal	1.322%	9/1/17	350,000	350,503	(a)
Bank of Montreal, Senior Notes	1.476%	4/9/18	350,000	350,771	(a)
Bank of Nova Scotia, Senior Notes	1.272%	12/13/16	500,000	500,322	(a)
Bank of Tokyo-Mitsubishi UFJ Ltd., Senior Notes	1.151%	9/8/17	300,000	299,204	(a)(b)
BB&T Corp., Senior Notes	1.450%	1/12/18	275,000	275,411
BNP Paribas SA, Senior Notes	1.435%	12/12/16	300,000	300,245	(a)
BPCE SA, Senior Bonds	1.487%	6/17/17	300,000	300,506	(a)
BPCE SA, Senior Bonds	1.473%	6/23/17	250,000	250,347	(a)
BPCE SA, Senior Notes	1.625%	2/10/17	700,000	700,941
Commonwealth Bank of Australia, Senior Notes	1.111%	9/8/17	300,000	299,977	(a)(b)
Commonwealth Bank of Australia, Senior Notes	1.526%	11/7/19	250,000	250,331	(a)(b)
Credit Agricole SA, Senior Notes	1.390%	6/12/17	300,000	300,460	(a)(b)
DNB Bank ASA, Senior Notes	3.200%	4/3/17	350,000	352,994	(b)
HSBC Bank PLC, Senior Notes	1.457%	5/15/18	300,000	300,142	(a)(b)
ING Bank NV, Senior Notes	1.536%	10/1/19	300,000	300,462	(a)(b)
JPMorgan Chase & Co., Senior Notes	1.782%	1/25/18	300,000	301,711	(a)
Lloyds Bank PLC, Senior Notes	1.374%	3/16/18	255,000	254,561	(a)
Manufacturers & Traders Trust Co., Senior Bonds	1.262%	1/30/17	300,000	300,113	(a)
Mizuho Bank Ltd., Senior Notes	1.307%	9/25/17	300,000	300,576	(a)(b)
National Australia Bank Ltd., Senior Notes	1.522%	7/23/18	581,000	584,230	(a)(b)
Nordea Bank AB, Senior Notes	1.214%	4/4/17	500,000	500,362	(a)(b)
Royal Bank of Canada, Senior Notes	1.138%	10/13/17	500,000	500,272	(a)
Standard Chartered PLC, Senior Notes	1.181%	9/8/17	300,000	299,365	(a)(b)
Sumitomo Mitsui Banking Corp., Senior Bonds	1.306%	1/10/17	500,000	500,336	(a)
Sumitomo Mitsui Banking Corp., Senior Notes	1.622%	7/23/18	500,000	501,850	(a)
Toronto-Dominion Bank, Senior Notes	1.437%	4/30/18	300,000	300,848	(a)
Wells Fargo & Co., Senior Notes	1.101%	9/8/17	300,000	299,985	(a)
Westpac Banking Corp., Senior Notes	1.255%	11/25/16	400,000	400,099	(a)

Total Banks				10,477,164

Capital Markets - 2.0%
Bank of New York Mellon Corp., Senior Notes	2.400%	1/17/17	300,000	300,554
Bank of New York Mellon Corp., Senior Notes	1.191%	5/22/18	260,000	260,305	(a)
Deutsche Bank AG, Senior Notes	1.299%	5/30/17	360,000	357,561	(a)
Macquarie Bank Ltd., Senior Notes	1.516%	10/27/17	229,000	229,032	(a)(b)

Total Capital Markets				1,147,452

Consumer Finance - 1.2%
American Express Credit Corp., Senior Notes	1.166%	9/22/17	300,000	300,189	(a)
Caterpillar Financial Services Corp., Senior Notes	0.975%	3/3/17	331,000	331,194	(a)
Toyota Motor Credit Corp., Senior Notes	1.194%	1/12/18	105,000	105,197	(a)

Total Consumer Finance				736,580

Diversified Financial Services - 0.9%
General Electric Co., Senior Bonds	5.400%	2/15/17	500,000	506,369

See Notes to Schedule of Investments.

SHORT TERM YIELD PORTFOLIO

Schedule of investments (unaudited) (cont’d)	October 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Insurance - 1.0%
Berkshire Hathaway Finance Corp., Senior Notes	1.540%	3/15/19	$581,000	$588,591	(a)

TOTAL FINANCIALS				13,456,156

HEALTH CARE - 0.3%
Pharmaceuticals - 0.3%
Bayer U.S. Finance LLC, Senior Notes	1.144%	10/6/17	200,000	199,961	(a)(b)

INFORMATION TECHNOLOGY - 1.6%
IT Services - 0.8%
International Business Machines Corp., Senior Notes	1.251%	8/18/17	475,000	476,666	(a)

Technology Hardware, Storage & Peripherals - 0.8%
Apple Inc., Senior Notes	1.637%	2/22/19	442,000	449,493	(a)

TOTAL INFORMATION TECHNOLOGY				926,159

TOTAL CORPORATE BONDS & NOTES (Cost - $16,815,637)				16,852,861

ASSET-BACKED SECURITIES - 7.5%
Ally Master Owner Trust, 2014-5 A1	1.025%	10/15/19	310,000	310,470	(a)
American Express Credit Account Master Trust, 2012-4 A	0.775%	5/15/20	150,000	150,155	(a)
American Express Credit Account Master Trust, 2013-2 A	0.955%	5/17/21	150,000	150,674	(a)
Bank of America Credit Card Trust, 2014-A1 A	0.915%	6/15/21	245,000	245,829	(a)
Bank of America Credit Card Trust, 2014-A3 A	0.825%	1/15/20	620,000	620,767	(a)
Bank of America Credit Card Trust, 2015-A1 A	0.865%	6/15/20	150,000	150,204	(a)
BMW Floorplan Master Owner Trust, 2015-1A A	1.035%	7/15/20	350,000	350,751	(a)(b)
CarMax Auto Owner Trust, 2015-1 A2	0.880%	3/15/18	10,400	10,399
Discover Card Execution Note Trust, 2011-A4 A4	0.885%	5/15/19	310,000	310,028	(a)
Educational Funding of the South Inc., 2011-1 A2	1.532%	4/25/35	119,273	117,596	(a)
Ford Credit Floorplan Master Owner Trust, 2015-2 A2	1.105%	1/15/22	150,000	150,389	(a)
GMF Floorplan Owner Revolving Trust, 2015-1 A2	1.035%	5/15/20	400,000	400,074	(a)(b)
Golden Credit Card Trust, 2015-1A A	0.975%	2/15/20	260,000	260,477	(a)(b)
Hertz Fleet Lease Funding LP, 2013-3 A	1.079%	12/10/27	54,357	54,356	(a)(b)
Honda Auto Receivables Owner Trust, 2015-2 A3	1.040%	2/21/19	500,000	499,990
John Deere Owner Trust, 2015-A A2A	0.870%	2/15/18	55,918	55,905
Navient Student Loan Trust, 2014-AA A1	1.015%	5/16/22	903	903	(a)(b)
SLM Student Loan Trust, 2010-1 A	0.934%	3/25/25	218,288	212,378	(a)
SLM Student Loan Trust, 2012-5 A2	0.834%	6/25/19	363,103	361,513	(a)

TOTAL ASSET-BACKED SECURITIES (Cost - $4,417,165)				4,412,858

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.3%
Federal National Mortgage Association (FNMA), 2012-M11 FA	1.014%	8/25/19	118,869	118,495	(a)
Federal National Mortgage Association (FNMA), 2014-M6 FA	0.804%	12/25/17	107,036	107,097	(a)
Government National Mortgage Association (GNMA), 2010-H28 FE	0.923%	12/20/60	134,780	133,896	(a)
Government National Mortgage Association (GNMA), 2011-H05 FB	1.023%	12/20/60	241,524	240,714	(a)
Government National Mortgage Association (GNMA), 2011-H06 FA	0.973%	2/20/61	265,639	264,296	(a)
Government National Mortgage Association (GNMA), 2011-H08 FG	1.003%	3/20/61	138,351	137,814	(a)
Government National Mortgage Association (GNMA), 2011-H09 AF	1.023%	3/20/61	71,751	71,518	(a)
Government National Mortgage Association (GNMA), 2011-H19 FA	0.993%	8/20/61	70,464	70,063	(a)
Government National Mortgage Association (GNMA), 2012-H08 FA	1.123%	1/20/62	264,375	264,443	(a)
Government National Mortgage Association (GNMA), 2015-H26 FK	1.023%	5/20/61	506,138	505,915	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $1,918,412)				1,914,251

See Notes to Schedule of Investments.

SHORT TERM YIELD PORTFOLIO

Schedule of investments (unaudited) (cont’d)	October 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 1.7%
U.S. Government Obligations - 1.7%
U.S. Treasury Notes (Cost - $1,000,070)	0.524%	7/31/18	$1,000,000	$1,000,626	(a)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $24,151,284)				24,180,596

SHORT-TERM INVESTMENTS - 59.0%
Certificates of Deposit - 29.2%
Bank of Montreal	0.900%	1/4/17	500,000	500,226
Bank of Nova Scotia	1.065%	12/5/16	250,000	249,967	(a)
Bank of Nova Scotia	1.145%	3/17/17	250,000	250,261	(a)
Bank of Tokyo-Mitsubishi UFJ NY	1.145%	4/25/17	250,000	250,014	(a)
BNP Paribas NY Branch	1.140%	2/13/17	600,000	600,623	(a)
Canadian Imperial Bank of Commerce	0.950%	11/23/16	250,000	250,000
Canadian Imperial Bank of Commerce	0.877%	12/2/16	250,000	250,029	(a)
Canadian Imperial Bank of Commerce	1.135%	2/16/17	500,000	499,845	(a)
Canadian Imperial Bank of Commerce	1.187%	5/23/17	250,000	250,227	(a)
Canadian Imperial Bank of Commerce	1.109%	6/2/17	500,000	500,156	(a)
Chase Bank USA N.A.	1.215%	5/26/17	1,000,000	1,001,026	(a)
Citibank N.A.	0.900%	12/15/16	500,000	500,000
Credit Suisse NY	1.236%	5/1/17	100,000	100,084	(a)
Credit Suisse NY	1.609%	8/24/17	500,000	500,662	(a)
Mitsubishi UFJ Trust & Banking NY	0.929%	11/9/16	250,000	250,000	(a)
Mizuho Bank Ltd.	0.899%	11/10/16	350,000	350,000	(a)
Nordea Bank Finland PLC	1.284%	4/26/17	500,000	500,580	(a)
Nordea Bank Finland PLC	1.225%	5/26/17	550,000	550,591	(a)
Norinchukin Bank	0.935%	12/15/16	250,000	250,003	(a)
Norinchukin Bank	1.228%	2/21/17	750,000	750,975	(a)
Rabobank Nederland NY	1.114%	2/24/17	750,000	750,706	(a)
Royal Bank of Canada	1.135%	2/17/17	650,000	650,653	(a)
Skandinaviska Enskilda Banken NY	1.178%	5/5/17	650,000	650,707	(a)
Societe Generale NY	1.080%	1/12/17	1,000,000	1,000,747
Sumitomo Mitsui Banking Corp.	1.247%	3/3/17	500,000	500,434	(a)
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.927%	11/1/16	200,000	200,000	(a)
Sumitomo Mitsui Trust & Banking Co., Ltd.	1.250%	2/13/17	500,000	500,461	(a)
Svenska Handelsbanken NY	1.115%	2/17/17	500,000	500,496	(a)
Svenska Handelsbanken NY	1.281%	4/21/17	500,000	500,837	(a)
Toronto Dominion Bank NY	0.920%	1/9/17	500,000	500,263
Toronto Dominion Bank NY	1.342%	9/1/17	500,000	500,808	(a)
UBS AG	0.940%	1/31/17	730,000	730,077
UBS AG	1.161%	3/13/17	500,000	500,554	(a)
Wells Fargo Bank N.A.	1.000%	12/12/16	750,000	750,000
Westpac Banking Corp.	1.222%	6/1/17	500,000	500,743	(a)

Total Certificates of Deposit (Cost - $17,079,253)				17,092,755

Commercial Paper - 29.6%
ABN AMRO Funding USA LLC	0.975%	12/2/16	770,000	769,357	(c)(d)
Anheuser-Busch InBev Worldwide Inc.	1.317%	4/10/17	800,000	796,898	(c)(d)
ANZ National International Ltd.	1.108%	2/21/17	1,400,000	1,401,373	(a)(d)
ASB Finance Ltd.	1.107%	2/17/17	500,000	500,000	(a)(d)
ASB Finance Ltd.	1.139%	3/2/17	250,000	250,249	(a)(d)
Bank Nederlandse Gemeenten NV	0.600%	11/28/16	750,000	749,662	(c)(d)

See Notes to Schedule of Investments.

SHORT TERM YIELD PORTFOLIO

Schedule of investments (unaudited) (cont’d)	October 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Paper - (continued)
Bank of Nova Scotia	1.143%	11/7/17	$500,000	$500,326	(a)(d)
BNP Paribas Fortis SA	1.053%	1/3/17	957,000	955,892	(c)
BNZ International Funding Ltd.	1.133%	3/1/17	250,000	250,249	(a)(d)
Caisse des Depots et Consignations	0.867%	1/26/17	500,000	498,931	(c)(d)
Coca-Cola Co.	1.040%	1/3/17	750,000	749,324	(c)(d)
Credit Suisse NY	1.363%	4/24/17	1,025,000	1,018,508	(c)
DBS Bank Ltd.	1.003%	1/26/17	250,000	249,604	(c)(d)
DnB NOR Bank ASA	1.000%	12/16/16	250,000	249,689	(c)(d)
Electricite de France SA	1.535%	1/9/17	725,000	723,764	(c)(d)
HSBC Bank PLC	1.008%	11/18/16	775,000	774,634	(c)(d)
ING Funding LLC	1.117%	2/16/17	750,000	750,775	(a)
Landesbank Hessen-Thuringen	0.955%	12/1/16	1,000,000	999,208	(c)(d)
Ontario Teachers’ Finance Trust	1.007%	12/2/16	500,000	499,569	(c)(d)
Ontario Teachers’ Finance Trust	0.995%	12/5/16	500,000	499,533	(c)(d)
Reckitt Benckiser Treasury	0.874%	12/1/16	500,000	499,638	(c)(d)
Reckitt Benckiser Treasury	1.143%	5/2/17	750,000	746,401	(c)(d)
Skandinaviska Enskilda Banken AB	0.942%	12/2/16	250,000	249,798	(c)(d)
Sumitomo Mitsui Banking Corp.	0.902%	11/28/16	250,000	249,831	(c)(d)
Toronto Dominion Holdings USA	0.904%	1/5/17	500,000	499,461	(c)(d)
Toyota Motor Credit Corp.	0.916%	11/21/16	500,000	499,747	(c)
Toyota Motor Credit Corp.	1.064%	7/21/17	500,000	499,723	(a)
United Overseas Bank Ltd.	0.781%	12/7/16	650,000	649,493	(c)(d)
Westpac Banking Corp.	1.051%	3/3/17	300,000	300,402	(a)(d)

Total Commercial Paper (Cost - $17,374,387)				17,382,039

Time Deposits - 0.2%
Credit Agricole CIB (Cost - $111,000)	0.320%	11/1/16	111,000	111,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $34,564,640)				34,585,794

TOTAL INVESTMENTS - 100.3% (Cost - $58,715,924#)				58,766,390
Liabilities in Excess of Other Assets - (0.3)%				(204,498)

TOTAL NET ASSETS - 100.0%				$58,561,892

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Rate shown represents yield-to-maturity.

(d)	Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s holdings as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Short Term Yield Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At October 31, 2016, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$16,852,861	—	$16,852,861
Asset-Backed Securities	—	4,412,858	—	4,412,858
Collateralized Mortgage Obligations	—	1,914,251	—	1,914,251
U.S. Government & Agency Obligations	—	1,000,626	—	1,000,626

Total Long-Term Investments	—	$24,180,596	—	$24,180,596

Short-Term Investments†:
Certificates of Deposit	—	$17,092,755	—	$17,092,755
Commercial Paper	—	17,382,039	—	17,382,039
Time Deposits	—	111,000	—	111,000

Total Short-Term Investments	—	$34,585,794	—	$34,585,794

Total Investments	—	$58,766,390	—	$58,766,390

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At October 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$69,471
Gross unrealized depreciation	(19,005)

Net unrealized appreciation	$50,466

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	December 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	December 21, 2016

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	December 21, 2016